UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23230

AlphaCentric Prime Meridian Income Fund
(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, New York 11743
(Address of principal executive offices) (Zip code)

George F. Amrhein, Jr.

36 North New York Ave

Huntington, New York 11743
(Name and address of agent for service)

(631) 629-4237

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

AlphaCentric Prime Meridian Income Fund

Annual Report

September 30, 2022

You may elect to receive shareholder reports in paper free of charge. You can request to receive paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 1-888-910-0412 to let the Fund know of your request.

AlphaCentric Prime Meridian Income Fund

 Table of Contents

Shareholder Letter	1

Expense Example (Unaudited)	3

Investment Highlights (Unaudited)	4

Portfolio Overview (Unaudited)	5

Condensed Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Statement of Cash Flows	11

Financial Highlights	12

Notes to Financial Statements	13

Report of Independent Registered Public Accounting Firm	21

Additional Information (Unaudited)	22

September 30, 2022

Dear AlphaCentric Prime Meridian Income Fund (the “Fund”) Investor:

FUND OVERVIEW

The Fund invests, directly or indirectly, in loans originated through online platforms that provide a marketplace for lending to consumers, small businesses, and real estate developers. At the end of September 2022, the Fund did not hold any exposures to small business loans. A diversified pool of consumer and real estate bridge loans comprised the majority of the Fund’s assets, with the remainder held in cash and cash equivalents. The Fund’s portfolio duration remained short, with a Macaulay duration of 13 months.

All invested assets were sourced from four loan originators across the consumer and real estate lending verticals. The consumer vertical gave the Fund exposure to a highly diversified national pool of consumer loans. The Fund’s individual consumer loans had an average weighted FICO score of 694 across both traditional prime and near prime loan holdings (near prime being defined as loans with FICO scores between 600 and 659). The Fund’s real estate originators provided access to first lien residential, multi- family and commercial bridge loans across the country. The Fund’s real estate bridge loans were sourced from three originators in different geographies and had a weighted average loan to value of less than 60% across all positions.

The Fund was a strong performer for the year ended September 30, 2022, which is attributable to the Fund’s short-duration and quality loan underwriting and selection. Consumer loan performance specifically benefited from favorable saving trends and low levels of unemployment. Real estate bridge loans benefited from limited supply of housing and increasing rents. And while consumer and real estate loan delinquency was modestly higher recently as markets normalized, the fully collateralized nature of the real estate loans resulted in less performance impact to the Fund relative to uncollateralized consumer loans. As of this writing, the Fund’s 31+ day delinquency rate was 2.47%.

OUTLOOK

The Federal Reserve has increased interest rates significantly to combat rising inflation. Rising rates have contributed to increased market volatility, thus the need for increased diversification, especially within the fixed income asset class where the Fund has performed well relative to traditional fixed income benchmarks. Overall, we expect the Fund’s short-duration, high income portfolio to continue to be well positioned for the expected market environment. We plan to maintain and opportunistically add to existing exposures in both consumer and real estate loans through year-end, and we remain pleased with performance to date.

Sincerely,

AlphaCentric Prime Meridian Income Fund Team

This letter represents the opinions of the Fund’s management and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security. The information provided is not intended to be, and is not, a forecast of future events, a guarantee of results, or investment advice.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.AlphaCentricFunds.com or call 1-888-910-0412. Please read the prospectus carefully before investing.

The Fund’s total returns for the 2022 YTD period ended 9/30/22, fiscal year ended 9/30/22 and for the period since inception through 9/30/22, as compared to the benchmark indexes, were as follows:

			Since
	2022 YTD	Fiscal Year	Inception
	Ended	Ended	Annualized
	9/30/2022	9/30/2022	(12/31/2019)*
AlphaCentric Prime Meridian Income Fund	2.15%	4.05%	6.40%
Bloomberg U.S. High Yield Corporate Bond Index	-14.74%	-14.14%	-1.42%
Bloomberg U.S. Credit 1-3 Year Index	-4.62%	-5.12%	-0.46%

*	The Fund commenced operations on December 31, 2019.

Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the Fund’s prospectus, please call the Fund at 1-888-910-0412 or visit www.AlphaCentricFunds.com.

AlphaCentric Prime Meridian Income Fund

EXPENSE EXAMPLE

September 30, 2022 (Unaudited)

As a shareholder of AlphaCentric Prime Meridian Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, service fees on marketplace loans and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2022, and held through the period ended September 30, 2022.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During the
	4/1/2022	9/30/2022	Ratio(a)	Period(a)
AlphaCentric Prime Meridian Income Fund
Actual	$1,000.00	$1,003.80	2.07%	$10.40
Hypothetical (5% return before expenses)	$1,000.00	$1,014.69	2.07%	$10.45

(a)	Expenses are equal to the Fund’s annualized expense ratio of 2.07%, multiplied by the average account value over the period beginning April 1, 2022 and ending September 30, 2022, multiplied by 183/365 to reflect the one-half year period.

AlphaCentric Prime Meridian Income Fund

INVESTMENT HIGHLIGHTS

September 30, 2022 (Unaudited)

Growth of a $10,000 Investment

Fund Performance Data

The Fund’s performance figures for the periods ended September 30, 2022, as compared to its benchmarks(a):

	Cumulative		Annualized
			Since
			Inception
	Six Months	One Year	(12/31/2019)
AlphaCentric Prime Meridian Income Fund	0.38%	4.05%	6.40%
Bloomberg U.S. High Yield Corporate Bond Index(b)	(10.41)%	(14.14)%	(1.42)%
Bloomberg U.S. Credit 1-3 Year Index(b)	(2.21)%	(5.12)%	(0.46)%

(a)	Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

(b)	The Bloomberg U.S. High Yield Corporate Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. The Bloomberg U.S. Credit 1-3 Year Index measures the performance of investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 2.9999 years to maturity. It is composed of a corporate component and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. Neither index reflects fees, taxes or expenses. A direct investment in an index is not possible.

AlphaCentric Prime Meridian Income Fund

PORTFOLIO OVERVIEW

September 30, 2022 (Unaudited)

Portfolio Allocation by Year of Scheduled Maturity(a)

Year of Scheduled Maturity	Percentage(a)
Whole Loans
2022 Whole Loans	0.0%
2023 Whole Loans	1.6%
2024 Whole Loans	6.3%
2025 Whole Loans	15.0%
2026 Whole Loans	10.7%
2027 Whole Loans	7.1%
Total Whole Loans	40.7%
Bridge Loans
2021 Bridge Loans	5.1%
2022 Bridge Loans	26.3%
2023 Bridge Loans	11.8%
Total Bridge Loans	43.2%
Other Assets in Excess of Liabilities	16.1%
Total Net Assets	100.0%

(a)	Percentages are based on total net assets of the Fund. Please refer to the Condensed Schedule of Investments in this annual report for a listing of the Fund’s holdings.

AlphaCentric Prime Meridian Income Fund
CONDENSED SCHEDULE OF INVESTMENTS
September 30, 2022

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Fair Value
WHOLE LOANS - 40.7%
Consumer Loans - 40.7% (a)
Other Consumer Loans, 22.29%, 11/08/22 - 11/26/27 (b)(c)	LendingClub		$2,436,432	$2,406,482	$2,138,029
Total Whole Loans				2,406,482	2,138,029

BRIDGE LOANS - 43.2%
Real Estate Loans - 43.2% (a)(d)
41159, 8.50%, 12/11/22	Fund That Flip	03/29/21	58,000	58,000	57,726
21998, 10.15%, 07/31/23	Sharestates	08/19/22	50,000	50,000	49,948
22008, 11.00%, 08/31/23	Sharestates	08/22/22	50,000	50,000	49,941
21603, 10.50%, 05/31/23	Sharestates	05/18/22	50,000	50,000	49,858
21718, 11.00%, 06/30/23	Sharestates	06/06/22	50,000	50,000	49,850
21723, 11.00%, 05/31/23	Sharestates	06/06/22	50,000	50,000	49,838
62862, 10.25%, 05/02/23	Fund That Flip	08/19/22	50,000	50,000	49,792
62634, 9.50%, 04/20/23	Fund That Flip	08/04/22	50,000	50,000	49,730
57895, 9.50%, 04/07/23	Fund That Flip	07/12/22	50,000	50,000	49,684
20890, 8.25%, 09/30/22	Sharestates	12/03/21	50,000	50,000	49,650
58234, 9.00%, 12/16/22	Fund That Flip	08/04/22	50,000	50,000	49,618
59261, 9.75%, 11/12/22	Fund That Flip	08/19/22	50,000	50,000	49,602
62539, 9.25%, 12/24/22	Fund That Flip	08/04/22	50,000	50,000	49,588
60352, 8.75%, 12/22/22	Fund That Flip	07/12/22	50,000	50,000	49,508
60198, 9.50%, 10/15/22	Fund That Flip	08/04/22	50,000	50,000	49,406
57920, 8.75%, 12/21/22	Fund That Flip	04/12/22	50,000	50,000	49,236
41289, 8.50%, 12/22/22	Fund That Flip	03/29/21	50,000	50,000	48,913
39301, 9.50%, 11/26/22	Fund That Flip	03/31/21	50,000	50,000	48,706
40785, 8.25%, 05/25/22	Fund That Flip	03/29/21	50,000	50,000	46,637
45227, 9.00%, 09/21/22	Fund That Flip	10/13/21	50,000	50,000	46,534
40671, 8.75%, 09/19/22	Fund That Flip	03/29/21	50,000	50,000	46,272
44866, 8.50%, 11/10/22	Fund That Flip	12/09/21	45,000	45,000	44,078
20454, 9.50%, 08/31/22	Sharestates	09/07/21	50,000	50,000	43,856
56260, 8.50%, 07/20/22	Fund That Flip	02/24/22	40,000	40,000	40,447
19684, 10.50%, 05/31/22	Sharestates	03/12/21	45,000	45,000	40,130
20909, 8.50%, 02/28/23	Sharestates	12/09/21	40,000	40,000	39,881
56212, 9.00%, 01/21/23	Fund That Flip	02/24/22	40,000	40,000	39,365
41250, 10.00%, 10/27/21	Fund That Flip	07/19/21	40,000	40,000	38,495
41923, 10.00%, 12/10/21	Fund That Flip	07/19/21	40,000	40,000	37,823
59145, 9.75%, 02/03/23	Fund That Flip	07/12/22	38,000	38,000	37,681
19682, 8.75%, 04/30/22	Sharestates	03/12/21	40,000	40,000	36,133
19711, 11.00%, 06/30/22	Sharestates	03/17/21	40,000	40,000	35,551
20208, 10.00%, 04/30/23	Sharestates	06/29/21	35,000	35,000	34,960
20347, 9.00%, 11/30/22	Sharestates	07/30/21	35,000	35,000	34,801
20681, 9.00%, 10/31/22	Sharestates	10/14/21	35,000	35,000	34,775
41710, 9.25%, 04/15/22	Fund That Flip	04/22/21	35,000	35,000	32,473
18070, 8.75%, 10/31/22	Sharestates	02/24/20	30,000	30,000	29,820
42127, 8.75%, 04/30/22	Fund That Flip	05/06/21	30,000	30,000	29,696
20636, 9.50%, 09/30/22	Sharestates	10/01/21	30,000	30,000	29,692
42375, 9.00%, 10/15/22	Fund That Flip	09/30/21	30,000	30,000	29,258
20403, 9.00%, 02/28/23	Sharestates	08/20/21	29,000	29,000	28,891
19675, 9.25%, 01/31/22	Sharestates	03/09/21	31,000	31,000	28,054
43347, 8.75%, 08/03/22	Fund That Flip	08/16/21	30,000	30,000	27,927
41663, 9.50%, 04/02/22	Fund That Flip	04/06/21	30,000	30,000	27,753
41711, 9.50%, 04/02/22	Fund That Flip	04/06/21	30,000	30,000	27,752
19234, 9.50%, 05/31/21	Sharestates	11/20/20	30,000	30,000	25,232
19238, 10.00%, 05/31/21	Sharestates	11/24/20	30,000	30,000	25,173
18833, 8.75%, 12/31/22	Sharestates	07/17/20	25,000	25,000	24,915

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
CONDENSED SCHEDULE OF INVESTMENTS (continued)
September 30, 2022

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Fair Value
BRIDGE LOANS - 43.2% (continued)
61663, 9.00%, 07/08/23	Fund That Flip	08/04/22	$25,000	$25,000	$24,903
17920, 8.00%, 10/31/22	Sharestates	02/11/20	25,000	25,000	24,874

	Fund That Flip,
	Patch of Land,
Other Real Estate Loans, 9.31%, 01/01/21 - 05/01/23 (b)	Sharestates		307,151	307,151	277,273
Total Bridge Loans				2,368,151	2,271,699

Total Investments - 83.9%				4,774,633	4,409,728

Other Assets in Excess of Liabilities - 16.1%					844,659

TOTAL NET ASSETS - 100.0%					$5,254,387

The Condensed Schedule of Investments provides information regarding the 50 largest investments and summarized information regarding other investments at September 30, 2022. For individual investments disclosed, the description includes the unique loan identification number.

(a)	Fair valued by a third-party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the “Advisor”) pursuant to policies approved by the Board of Trustees of the Fund.

(b)	Rate presented is a weighted average interest rate for loans in this category.

(c)	Includes investments that are non-income producing.

(d)	Short-term loans backed by single-family, multi-family and commercial properties.

Past-Due Loans Table

	Principal Amount	Fair Value
WHOLE LOANS - 1.11%
Consumer Loans - 1.11% (e)
LendingClub	$290,331	$58,291
Total Whole Loans	$290,331	$58,291

BRIDGE LOANS - 18.68%
Real Estate Loans - 18.68% (e)
Fund That Flip	$483,000	$459,535
Patch of Land	170,000	143,758
Sharestates	414,000	378,393
Total Bridge Loans	$1,067,000	$981,686

(e)	Calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022

ASSETS:
Investments, at fair value (cost $4,774,633)	$4,409,728
Cash and cash equivalents	843,178
Receivable from platforms	4,733
Interest receivable	118,385
Receivable from Advisor	45,734
Prepaid expenses and other assets	7,527
Total assets	5,429,285

LIABILITIES:
Accrued fund administration and accounting fees	17,895
Accrued custody fees	14,456
Accrued professional fees	121,899
Accrued transfer agent fees	10,115
Accrued shareholder servicing fees	4,866
Other accrued expenses	5,667
Total liabilities	174,898

Net Assets	$5,254,387

NET ASSETS CONSIST OF:
Paid in capital	$5,774,235
Total accumulated losses	(519,848)
Net Assets	$5,254,387

NET ASSET VALUE PER SHARE:
588,528 shares issued and outstanding, no par value, 25,000,000 authorized shares	$8.93

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENT OF OPERATIONS

For the
Year Ended
September 30, 2022
INVESTMENT INCOME:
Interest income	$697,550
Total investment income	697,550

EXPENSES:
Investment advisory fees	79,003
Professional fees	302,639
Fund administration and accounting fees	105,883
Transfer agent fees	58,594
Custody fees	37,354
Trustees’ fees and related expenses	34,001
Reports to shareholders	16,582
Federal and state registration fees	8,544
Loan servicing fees	8,199
Shareholder servicing fees	4,866
Tax expense	32
Other expenses	36,736
Total expenses before reimbursement	692,433
Reimbursement of expenses by Advisor	(581,498)
Net expenses	110,935

Net Investment Income	586,615

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments	(69,781)
Net change in unrealized depreciation on investments	(307,873)
Net Realized and Unrealized Loss on Investments	(377,654)

Net Increase in Net Assets Resulting from Operations	$208,961

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	September 30, 2022	September 30, 2021
OPERATIONS:
Net investment income	$586,615	$415,074
Net realized loss on investments	(69,781)	(122,359)
Net change in unrealized depreciation on investments	(307,873)	(11,628)
Net increase in net assets resulting from operations	208,961	281,087

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions resulting from operations	(590,396)	(408,132)
Net decrease in net assets resulting from distributions paid	(590,396)	(408,132)

CAPITAL SHARE TRANSACTIONS:
Shares sold	573,853	2,339,441
Reinvestment of distributions	466,907	284,467
Shares repurchased	(336,046)	(250,015)
Net increase in net assets resulting from capital share transactions	704,714	2,373,893

Total Increase in Net Assets	323,279	2,246,848

NET ASSETS:
Beginning of Year	4,931,108	2,684,260
End of Period	$5,254,387	$4,931,108

TRANSACTIONS IN SHARES:
Shares sold	59,820	239,768
Reinvestment of distributions	50,257	29,433
Shares repurchased	(35,185)	(26,043)
Net increase in shares outstanding	74,892	243,158

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENT OF CASH FLOWS

	For the Year
	Ended
	September 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$208,961
Adjustments to reconcile the change in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(3,949,121)
Proceeds from principal paydowns	3,496,558
Proceeds from principal recovery	13,772
Net accretion of discounts	(28,877)
Net realized loss from investments	69,781
Net change in unrealized depreciation on investments	307,873
Changes in operating assets and liabilities:
Receivable from platforms	(3,563)
Interest receivable	(73,988)
Receivable from Advisor	12,468
Prepaid expenses and other assets	2,631
Accrued fund administration and accounting fees	1,004
Accrued custody fees	6,199
Accrued professional fees	(21,376)
Accrued transfer agent fees	1,462
Accrued shareholder servicing fees	4,866
Other accrued expenses	(1,242)
Net cash provided from operating activities	47,408

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	623,814	(1)
Distributions paid in cash	(123,489	) (1)
Payments on shares redeemed	(586,031	) (1)
Net cash used in financing activities	(85,706)

NET CHANGE IN CASH AND CASH EQUIVALENTS	(38,298)
Cash and cash equivalents at beginning of period	881,476
Cash and cash equivalents at end of period	$843,178

(1)	Noncash financing activities not included herein consist of reinvestment of distributions of $466,907, a decrease in receivable for Fund shares sold of $49,976 and an increase in payable for Fund shares repurchased of $250,000.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout each period)

					For the Period
	For the Year		For the Year		December 31, 2019 (1)
	Ended		Ended		through
	September 30, 2022		September 30, 2021		September 30, 2020
Net Asset Value, Beginning of Period	$9.60		$9.92		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	1.06		1.00		0.93
Net realized and unrealized loss on investments	(0.67)		(0.34)		(0.29)
Total Income from Investment Operations	0.39		0.66		0.64

LESS DISTRIBUTIONS:
From net investment income	(1.06)		(0.98)		(0.72)
Total Distributions	(1.06)		(0.98)		(0.72)

Net Asset Value, End of Period	$8.93		$9.60		$9.92

Total Return(3)	4.05%		6.97%		6.57	% (4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,254		$4,931		$2,684
Ratio of expenses to average net assets
Before waivers and reimbursements	13.15%		15.84%		32.36	% (5)
Net of waivers and reimbursements	2.11	% (6)	2.32	% (6)	2.41	% (5)(7)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.10%		(3.30)%		(17.50	%) (5)
Net of waivers and reimbursements	11.14%		10.22%		12.45	% (5)
Portfolio turnover rate	74%		53%		27	% (4)

(1)	Commenced operations on December 31, 2019.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and repurchase on the last day of the period at net asset value.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes loan servicing fees of 0.16% and 0.37% for the years ended September 30, 2022 and September 30, 2021, respectively, and tax expenses of less than 0.01% for each year, that are not subject to the Expense Limitation Agreement. See Note 4.

(7)	Includes loan servicing fees of 0.46% that are not subject to the Expense Limitation Agreement. See Note 4.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2022

1.	Organization

AlphaCentric Prime Meridian Income Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 16, 2016. The Fund commenced operations on December 31, 2019, and operates pursuant to an Agreement and Declaration of Trust (the “Declaration of Trust”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Declaration of Trust or unless and until required by law.

The Fund is operated as an interval fund in accordance with rule 23c-3 under the 1940 Act, pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval by the Fund’s Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline.

The Fund’s investment objective is to seek current income. The Fund seeks to achieve its investment objective by investing, directly or indirectly, in loans to consumers, small- and mid-sized companies, and other borrowers (including loans backed by real estate) originated through online platforms that provide a marketplace for lending (“Marketplace Loans”). The Fund’s Marketplace Loan investments originate predominantly from lending platforms based in the United States, a substantial portion of which having been made through purchases of whole loans and bridge loans. The Fund may also invest in receivables or merchant cash advances that are originated from lending platforms (“Marketplace Receivables”).

AlphaCentric Advisors LLC (the “Advisor”), a Delaware limited liability company, serves as the Fund’s investment advisor. The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. Prime Meridian Capital Management, LLC, a Nevada limited liability company, serves as sub-advisor (the “Sub-Advisor”) to the Fund. Under the general oversight by the Fund’s Board and supervision by the Advisor, the Sub-Advisor is responsible for the day-to-day management of the Fund’s investment portfolio. Both the Advisor and Sub-Advisor are registered as investment advisors under the Investment Advisers Act of 1940, as amended.

The Board is responsible for overseeing the management and operations of the Fund on behalf of the Fund’s shareholders. The Board is composed of three independent trustees. Among other things, the Board adopts the investment and other policies of the Fund, appoints officers to manage the Fund’s day-to-day operations, selects the Fund’s investment advisors and other service providers and approves their fees, provides ongoing oversight of the performance of the Fund and its service providers, and oversees conflicts of interest as well as the Fund’s compliance program.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, including Accounting Standards Update 2013-08, for the purpose of financial reporting. The Fund’s financial statements are stated in U.S. dollars.

a) Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

AlphaCentric Prime Meridian Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022

the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

b) Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Cash equivalents are recorded at fair value and considered Level 1 securities in the fair value hierarchy. As of September 30, 2022, cash equivalents consisted of $843,178 held in the U.S. Bank Money Market Deposit Account (“MMDA”) . The MMDA bears interest at a variable rate that is determined based on market conditions and may change daily and by any amount. At September 30, 2022, the interest rate for the MMDA was 2.65%.

c) Receivable from Platforms

Receivable from platforms represents cash held in collection accounts at lending platforms.

d) Distribution of Income and Gains

The Fund declares and makes distributions of investment company taxable income after payment of the Fund’s operating expenses at least quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

e) Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from loan purchases. The changes in fair value of the Marketplace Loans are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investments in Marketplace Loans is calculated using specific identification. The Fund’s policy is to place loans on non-accrual status when there is reasonable doubt that interest income will be collected. The Fund will generally charge off a loan if (i) the platform charges off the loan, or (ii) the Advisor has determined that the loan does not have a recoverable value. Charge offs of outstanding principal balances are included in net realized gain (loss) from investments in the Statement of Operations.

f) Investment Transactions

Investment transactions are recorded on the trade date.

3.	Portfolio Valuation and Fair Value Measurements

The Board has adopted Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund values its investments to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has named the Advisor its valuation designee, and the Advisor is responsible for fair valuing securities and assets without readily available market quotations as determined in good faith.

The vast majority of the Fund’s holdings are loans sourced through Marketplace Loans for which market quotations are not readily available. As of September 30, 2022, the Fund’s holdings were comprised of consumer and real estate loans. The Fund has engaged a third-party pricing service (“Valuation Service Provider”) to provide the fair value of the Fund’s Marketplace Loan holdings. The Valuation Service Provider’s proprietary pricing procedures utilize, among other inputs, a discounted cash flow approach that utilizes historical data received from the clients/platforms, as well as proprietary loan level models and roll rates and simulation-based FICO migration matrix and logistic regression models based on historical data of similar investments in loan/borrower (or receivable/account debtor) characteristics, which estimate

AlphaCentric Prime Meridian Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022

forecasted contractual cash flows for each loan or receivable for its remaining life, and which incorporate adjustments for risk factors (such as default and prepayment, as applicable). The forecasted cashflows as of the valuation date are discounted at a new risk-adjusted rate. The Advisor and Sub-Advisor monitor the application of the valuation methodology and consult with the Valuation Service Provider to ensure proper valuation of the Fund’s holdings. The NAV of shares of the Fund is determined daily. The Fund has adopted a valuation policy which states that the unit of account is at the individual loan level and fair valuation will be performed using inputs which incorporate borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of September 30, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Whole Loans
Consumer Loans	$—	$—	$2,138,029	$2,138,029
Bridge Loans
Real Estate Loans	—	—	2,271,699	2,271,699
Total	$—	$—	$4,409,728	$4,409,728

The following is a reconciliation of Level 3 investments for the year ended September 30, 2022:

	Consumer	Real Estate
	Loans	Loans
Beginning Balance – October 1, 2021	$950,579	$2,753,396
Acquisitions	2,480,121	1,469,000
Paydowns	(997,949)	(1,898,609)
Net realized losses	(83,553)	—
Change in unrealized appreciation/depreciation	(239,011)	(53,123)
Accretion of discounts	27,842	1,035
Ending Balance – September 30, 2022	$2,138,029	$2,271,699
Change in unrealized appreciation/depreciation on investments still held at September 30, 2022	$(268,471)	$(71,796)

AlphaCentric Prime Meridian Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 investments held as of September 30, 2022:

Type of	Fair Value as of	Valuation			Weighted
Investment	September 30, 2022	Techniques	Unobservable Inputs	Range	Average
Consumer Loans	$2,083,500	Discounted	Loss-Adjusted Discount Rate;	4.84%-41.44%	13.46%
		Cash Flow	Projected Loss Rate	0.26%-100.00%	21.97%
Consumer Loans	54,529	Cost on Investments	Purchase Price	$95.50-$99.00	N/A
Real Estate Loans	2,271,699	Discounted	Loss-Adjusted Discount Rate;	0.07%-9.45%	5.40%
		Cash Flow	Projected Loss Rate	0.00%-0.89%	0.38%
Total	$4,409,728

During the year ended September 30, 2022, the Fund had charge offs of $83,553 of outstanding principal on the loans and recoveries of $13,772, which resulted in a net charge off of $69,781. As of September 30, 2022, there were 12 loans placed on non-accrual status with a fair value of $7,158.

4.	Management Fee, Related Party Transactions and Other

The Fund has entered into a management agreement (the “Management Agreement”) with the Advisor. Under the terms of the Management Agreement, the Fund compensates the Advisor for its services at the annual rate of 1.50% of the Fund’s average daily net assets, payable on a monthly basis in arrears. The Sub-Advisor is paid by the Advisor, not the Fund. For the year ended September 30, 2022, the Fund incurred management fees of $79,003.

The Fund has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Advisor. Pursuant to the Expense Limitation Agreement, the Advisor has agreed to waive its fees and/or pay Fund expenses to the extent necessary to limit the annual Fund operating expenses (which includes the Fund’s organizational and offering expenses (other than related legal fees which are paid by the Advisor) and ordinary operating expenses such as advisory fees, but excluding acquired fund fees and expenses, distribution fees, loan servicing fees, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, as well as non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses or Fund organization costs), to the extent that such Fund annual operating expenses exceed 1.95% of the Fund’s average daily net assets. The Expense Limitation Agreement will remain in effect until at least January 31, 2023, unless and until the Board approves its modification or termination. During any renewal term, the agreement may be terminated only with the approval of the Board. In consideration of the Advisor’s agreement to limit the annual Fund operating expenses, the Expense Limitation Agreement also provides that the Advisor may recoup from the Fund any fees waived and/or expenses paid pursuant to the agreement for a period of up to three years from the date of the waiver and/or expense payment, provided such recoupment does not cause the annual Fund operating expenses to exceed the expense limit in effect when the fees were waived or expenses paid, or the expense limit in effect at the time of the recoupment.

Through commencement of the Fund’s operations on December 31, 2019, the Advisor incurred organizational and offering costs on behalf of the Fund of $72,843 and $39,548, respectively. The Advisor has agreed to permanently waive the right to recoup $50,850 of the organizational costs incurred, and the remainder of the organizational and offering costs are subject to the recoupment provisions of the Expense Limitation Agreement. Organizational expenses are recorded as they are incurred and offering costs are amortized over the twelve months from the later of the commencement of the Fund’s operations or when incurred. The recoupment period for the unwaived organizational expenses incurred through December 31, 2019 expires on December 31, 2022. Since inception of the Fund, $1,607,787 of organizational and operating expenses have been waived or reimbursed and are subject to potential recovery.

	Expiring During	Expiring During	Expiring During
	the Fiscal Year	the Fiscal Year	the Fiscal Year
Expiring	Ending September	Ending September	Ending September
December 31, 2022	30, 2023	30, 2024	30, 2025	Total
$37,215	$439,916	$549,158	$581,498	$1,607,787

AlphaCentric Prime Meridian Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022

As of September 30, 2022, the Advisor believes that the likelihood of recoupment of fees is not probable.

U.S. Bank Global Fund Services serves as Administrator, Accounting Agent, and Transfer Agent. Millennium Trust Company, LLC and U.S. Bank, N.A. serve as custodians for the securities and cash, respectively, of the Fund’s portfolio. Effective October 29, 2021, LendingClub Bank serves as custodian for the Fund’s cash maintained in transactional operating accounts on the LendingClub platform.

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Fund with various management and legal administration services pursuant to a Management Services Agreement with the Fund. For these management and legal administration services, the Fund pays MFund an annual fixed fee and an asset- based fee. Pursuant to a separate Compliance Services Agreement, MFund also provides chief compliance officer services to the Fund. For these compliance services, the Fund pays MFund a monthly base fee plus an asset-based fee. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement and Compliance Services Agreement.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as distributor of the Fund’s shares on a best effort basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at NAV. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares. In reliance on Rule 415 under the Securities Act of 1933, the Fund intends to offer to sell its shares, on a continual basis, through the Distributor.

Certain officers of the Fund are also employees of U.S. Bank Global Fund Services, the Advisor, the Sub-Advisor and MFund.

5.	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

At September 30, 2022, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$4,778,121
Gross unrealized appreciation	$19,047
Gross unrealized depreciation	(387,440)
Net unrealized depreciation	(368,393)
Undistributed ordinary income	45,571
Undistributed long-term capital gain	—
Other accumulated losses	(197,026)
Total accumulated losses	$(519,848)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the debt with significant modification for tax.

AlphaCentric Prime Meridian Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022

At September 30, 2022, the Fund had long-term capital loss carryforwards and short-term capital loss carryforwards that will not expire of $70,840 and $126,186, respectively.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of the distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 were as follows:

	September 30,	September 30,
	2022	2021
Distributions paid from:
Ordinary income	$590,396	$397,124
Return of Capital	—	11,008
Total	$590,396	$408,132

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be reclassified to or from paid in capital. These reclassifications have no effect on NAV per share. For the fiscal year ended September 30, 2022, the following table shows the reclassifications made among tax components:

Paid in capital	$(23)
Total accumulated deficit	$23

These differences primarily relate to non-deductible excise tax paid from the Fund.

6.	Investment Transactions

Investment transactions for the year ended September 30, 2022, excluding U.S. Government Obligations and short-term investments, were as follows:

Purchases of Investments	$3,949,121
Proceeds from Principal Paydowns and Sales of Investments	$3,496,558

7.	Distribution and Shareholder Services Plans

The Fund has adopted a distribution plan (the “Distribution Plan”). The Fund is authorized under the Distribution Plan to pay to the Distributor a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it undertakes to comply with the terms of Rule 12b-1. Under the Distribution Plan, the Fund would pay the Distributor a distribution fee at an annual rate of up to 0.75% of average daily net assets. As of September 30, 2022, the Fund has not implemented the Distribution Plan or imposed any distribution fees.

The Fund has adopted a “Shareholder Services Plan” under which the Fund may compensate financial industry professionals for providing ongoing services to shareholders. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund, the Advisor, or Sub-Advisor may reasonably request. Under the

AlphaCentric Prime Meridian Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022

Shareholder Services Plan, the Fund may incur expenses on an annual basis up to 0.25% of its average daily net assets. Effective as of October 30, 2021, the Board has authorized implementation of such plan in an amount equal to 0.10% of the average daily net assets of the Fund. For the year ended September 30, 2022, the Fund incurred $4,866 in expenses under the Shareholder Services Plan.

8.	Risk Considerations

Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

a) Marketplace Loan Risk

Marketplace Loans are generally not rated and constitute a highly risky and speculative investment. There can be no assurance that payments due on underlying Marketplace Loans will be made.

b) Default Risk

The ability of the Fund to generate income through its investment in Marketplace Loans is dependent upon payments being made by the borrower underlying such Marketplace Loans. If a borrower is unable to make its payments on a Marketplace Loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

c) Prepayment Risk

In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment.

d) Platform Concentration Risk

A substantial portion of the Fund’s Marketplace Loan investments have originated from a limited number of platforms. A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms.

e) Servicer Risk

The Fund expects that all of its direct and indirect investments in loans originated by marketplace lending platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

f) Valuation Risk

Many of the Fund’s investments may be difficult to value. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. Amounts ultimately realized by the Fund on such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

g) Non-Diversification Risk

The Fund is classified as a “non -diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a

AlphaCentric Prime Meridian Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022

higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

h) Liquidity Risk

The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Marketplace Loans may not have a secondary market and may be difficult to sell.

9.	Repurchase Offers

As noted above, the Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined below), or the next business day if the 14th is not a business day (each such pricing date, a “Repurchase Pricing Date”) . Repurchases are recorded on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

During the year ended September 30, 2022, the Fund completed four repurchase offers. In each offer, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of the repurchase offers are as follows:

			Repurchase				Amount
Commencement	Repurchase	Repurchase	Offer	Shares	Amount	Shares	Paid for
Date	Request Deadline	Pricing Date	Amount	Tendered	Tendered	Repurchased	Repurchase
November 29, 2021	December 27, 2021	January 10, 2022	5%	24,908	$236,877	24,908	$236,877
February 7, 2022	March 4, 2022	March 18, 2022	5%	10,275	$99,154	10,275	$99,154
May 9, 2022	June 3, 2022	June 17, 2022	5%	0	$0	0	$0
August 8, 2022	September 2, 2022	September 16, 2022	5%	0	$0	0	$0

10.	Commitments and Contingencies

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

AlphaCentric Prime Meridian Income Fund

Report of Independent Registered Public Accounting Firm

September 30, 2022

To the Shareholders and Board of Trustees of AlphaCentric Prime Meridian Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the condensed schedule of investments, of AlphaCentric Prime Meridian Income Fund (the “Fund”) as of September 30, 2022, the related statements of operations, cash flows, and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations and its cash flows, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the periods ended September 30, 2021, and prior, were audited by other auditors whose report dated November 23, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodians and lending platforms. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by AlphaCentric Advisors LLC since 2015.

/s/ Cohen & Company, Ltd.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 9, 2022

AlphaCentric Prime Meridian Income Fund

ADDITIONAL INFORMATION (Unaudited)

Trustees and Officers as of September 30, 2022

The business and affairs of the Fund are managed under the direction of the Board. Each Trustee serves for an indefinite term. Information pertaining to the Trustees and officers of the Fund is set forth below. Unless otherwise noted, the business address of each person listed below is c/o AlphaCentric Prime Meridian Income Fund, 36 North New York Avenue, Huntington, NY 11743. Each officer is elected annually by the Board and does not receive compensation from the Fund. Each Trustee and several officers also serve in the same capacity for Mutual Fund and Variable Insurance Trust and Strategy Shares, each an open-end investment company many of whose series are managed by an affiliate of the Advisor. Collectively, the Fund, Mutual Fund and Variable Insurance Trust, Strategy Shares, Mutual Fund Series Trust, Variable Insurance Trust, and the TCG Financial Series Trusts I-X, constitute the “Fund Complex.” The SAI includes additional information about the Fund’s Trustees and officers and is available without charge, upon request by calling 1-888-910-0412.

Independent Trustees

Name, Address and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Tobias Caldwell Year of Birth: 1967	Chairman of the Board and Trustee	Since 2018	Managing Member, Genovese Family Enterprises, LLC (real estate firm) since 1999; Managing member, Bear Properties, LLC (real estate firm) since 2006; Managing member, PTL Real Estate, LLC (real estate/investment firm), 2000-2019.	54	Chairman of the Board of Trustees, Mutual Fund and Variable Insurance Trust and Strategy Shares since 2016; Lead Independent Trustee and Chairman of Audit Committee, Mutual Fund Series Trust since 2006; Independent Trustee and Chair of Audit Committee, Variable Insurance Trust since 2010; Trustee, IDX Funds (formerly M3Sixty Funds Trust)since 2016.
Stephen P. Lachenauer Year of Birth: 1967	Trustee and Chair of the Audit, Risk and Compliance, and Investment Committees	Trustee and Chair of Audit, Risk and Compliance Committees since 2018 Chair of Investment Committee since November 2020	Attorney, private practice since 2011.	54

Chair of the Audit and Risk and Compliance Committees and Trustee since 2016, and Chair of the Investment Committee since November 2020, Mutual Fund and Variable Insurance Trust and Strategy Shares; Trustee, TCG Financial Series Trusts I-X since 2015; Trustee, Mutual Fund Series Trust since 2022.

Donald McIntosh Year of Birth: 1967	Trustee	Since 2018	Business Control & Risk Management Advisor, Santander Bank, since 2019; Quality Control Advisor, Santander Bank, 2016-2019; Credit risk review analyst, Santander Holdings USA, 2015-2016.	17	Trustee, Mutual Fund and Variable Insurance Trust and Strategy Shares since 2016.

AlphaCentric Prime Meridian Income Fund

ADDITIONAL INFORMATION (continued) (Unaudited)

Officers

Name, Address and Age	Position(s) Held with the Fund	Term of and Length Served	Principal Occupation(s) During Past 5 Years
George Amrhein Year of Birth: 1951	President	Since 2018	AlphaCentric Advisors, LLC: Head of Business Development, 2014-2016; Director of Investment, 2017-2019; and NFA Liaison since 2019. Catalyst Capital Advisors LLC: Head of Business Development, 2013-2016; Director of Risk Management, 2015-2017; and Director of Investment, Risk and Compliance since 2017. Rational Advisors, Inc.: Head of Business Development, 2016; Director of Risk Management, 2016-2017; and Director of Investment, Risk and Compliance since 2017. Beacon Advisors LLC: President since 1996.
Michael Schoonover 53 Palmeras St. Suite 601, San Juan, PR 00901 Year of Birth: 1983	Vice President	Since 2021	Chief Operating Officer (“COO”), Catalyst Capital Advisors LLC and Rational Advisors, Inc. since 2017; Portfolio Manager, Catalyst Capital Advisors LLC, 2013-May 2021; President, MFund Distributors LLC since January 2020; Catalyst International Advisors LLC, COO, 2019-2021, Chief Executive Officer since 2021; COO, Insights Media LLC since 2019; COO, MFund Management LLC since 2019; COO, AlphaCentric Advisors LLC since January 2021; Portfolio Manager, Rational Advisors, Inc., 2016-2018.
Rocco DiBenedetto 2121 N. California Blvd. Suite 830, Walnut Creek, CA 94596 Year of Birth: 1987	Treasurer	Since 2022	Director of Accounting, Prime Meridian Capital Management, LLC since 2019; AVP – Fund Accounting, Opus Fund Services, LLC, 2015-2019; Designated Managing Broker, Realtysaber, LLC (real estate firm) since 2019.
Shun Yin Ho 2020 E. Financial Way, Suite 100 Glendora, CA 91741 Year of Birth: 1980	Assistant Treasurer	Since 2019	Assistant Vice President since 2020 and Compliance Officer, 2015-2020, U.S. Bank Global Fund Services.
Frederick J. Schmidt Year of Birth: 1959	Chief Compliance Officer	Since 2018	Director of Compliance Services, MFund Services LLC since 2015.
Jennifer A. Bailey Year of Birth: 1968	Secretary	Since 2018	Director of Legal Services, MFund Services LLC since 2012.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-910-0412 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Part F of Form N-PORT is available without charge, upon request, by calling 1-888-910-0412, or on the Fund’s website at http://www.alphacentricfunds.com.

Schedule of Investments

The Fund’s complete schedule of investments is available without charge, upon request, by calling 1-888-910-0412, or on the SEC’s website at https://www.sec.gov as part of the Form N-CSR.

Investment Advisor	Legal Counsel
AlphaCentric Advisors LLC	Thompson Hine LLP
53 Palmeras Street, Suite 601	41 S. High Street, Suite 1700
San Juan, PR 00901	Columbus, OH 43215

Investment Sub-Advisor	Distributor
Prime Meridian Capital Management, LLC	Foreside Fund Services, LLC
2121 N. California Blvd, Suite 830	3 Canal Plaza, Suite 100
Walnut Creek, CA 94596	Portland, ME 04101

Independent Registered Public Accounting Firm	Fund Administrator and Transfer Agent
Cohen & Company, Ltd.	U.S. Bank Global Fund Services
1350 Euclid Avenue, Suite 800	615 East Michigan Street
Cleveland, OH 44115	Milwaukee, WI 53202

Custodians	Management, Legal Administration and
LendingClub Bank	Compliance Services Provider
595 Market Street, Suite 200	MFund Services LLC
San Francisco, CA 94105	36 North New York Avenue
Huntington, NY 11743
Millennium Trust Company
2001 Spring Road, Suite 700
Oak Brook, IL 60523

U.S. Bank, National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference. See Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees (“Board”) has determined that the registrant does not have an audit committee financial expert. The Board has concluded that the audit committee members, as a group, are sufficiently experienced in matters related to financial reporting to perform the functions necessary under the Audit Committee Charter.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for the fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

Fiscal year from 10/1/2020 to 9/30/2021: $83,300

Fiscal year from 10/1/2021 to 9/30/2022: $85,000

(b) Audit-Related Fees. There were no fees billed in the fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

Fiscal year from 10/1/2020 to 9/30/2021: $0

Fiscal year from 10/1/2021 to 9/30/2022: $0

(c) Tax Fees. The aggregate fees billed or expected to be billed for the fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Fiscal year from 10/1/2020 to 9/30/2021: $6,300

Fiscal year from 10/1/2021 to 9/30/2022: $6,000

(d) All Other Fees. The aggregate fees billed for the fiscal years for professional services rendered by the principal accountant related to the registrant’s semi-annual report and Form N-2/A filing and issuance of related consent letter are as follows:

Fiscal year from 10/1/2020 to 9/30/2021: $5,000

Fiscal year from 10/1/2021 to 9/30/2022: $700

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for each of the last two fiscal periods are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s advisor.

(h) The audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
WHOLE LOANS - 40.7%
Consumer Loans - 40.7% (a)
171647609, 15.40%, 11/20/23	LendingClub	11/20/20	$1,421	$1,382	$1,387
171949148, 14.71%, 11/16/23	LendingClub	11/16/20	3,047	2,943	2,965
171975587, 15.40%, 12/17/25 (b)(c)	LendingClub	12/02/20	14,102	13,266	1,323
172124627, 14.02%, 11/19/23	LendingClub	11/19/20	2,808	2,677	2,715
172410090, 16.08%, 12/04/25	LendingClub	12/04/20	7,362	6,972	6,971
172526594, 16.08%, 05/03/26 (b)	LendingClub	12/03/20	8,240	7,804	2,731
172930301, 17.30%, 01/07/26	LendingClub	01/07/21	7,563	7,412	7,252
172953769, 10.81%, 01/09/24	LendingClub	01/04/21	4,376	4,301	4,309
173001562, 9.56%, 01/04/24	LendingClub	01/04/21	5,758	5,528	5,615
173189961, 13.33%, 01/04/24	LendingClub	01/04/21	4,937	4,844	4,813
173230532, 16.08%, 12/29/23	LendingClub	12/29/20	5,704	5,453	5,515
173245923, 15.40%, 01/04/26	LendingClub	01/04/21	11,208	10,926	10,805
173275380, 18.24%, 01/22/26	LendingClub	01/13/21	7,578	6,934	6,929
173282489, 14.71%, 01/07/24 (b)(c)	LendingClub	01/07/21	4,044	3,983	385
173338471, 20.74%, 01/19/26	LendingClub	01/13/21	13,989	13,289	13,123
173339982, 18.24%, 01/05/24 (b)	LendingClub	12/31/20	5,412	5,057	1,982
173344582, 16.08%, 01/05/24	LendingClub	01/05/21	6,046	5,726	5,800
173358800, 19.95%, 01/13/24	LendingClub	01/13/21	10,360	9,686	9,835
173377823, 19.95%, 01/04/26	LendingClub	01/04/21	11,070	10,483	10,353
173397739, 18.24%, 01/04/26	LendingClub	01/04/21	9,227	8,854	8,718
173401158, 15.40%, 01/04/24	LendingClub	01/04/21	1,517	1,459	1,465
173421109, 14.02%, 01/04/24	LendingClub	01/04/21	4,963	4,806	4,810
173425721, 16.08%, 01/06/26	LendingClub	01/06/21	9,006	8,556	8,534
173428112, 18.24%, 01/15/26	LendingClub	01/04/21	7,686	7,520	7,362
173440757, 15.40%, 01/20/26	LendingClub	01/07/21	14,836	14,243	14,180
173452322, 20.74%, 01/04/26	LendingClub	01/04/21	9,269	9,245	8,980
173472479, 17.30%, 01/07/26	LendingClub	01/07/21	15,127	14,749	14,454
173480973, 19.95%, 01/29/24	LendingClub	01/29/21	5,172	4,810	4,906
173481448, 16.08%, 01/07/26	LendingClub	01/07/21	8,556	8,427	8,308
173537826, 14.02%, 01/13/26	LendingClub	01/06/21	7,437	7,325	7,226
173555296, 13.33%, 01/07/24	LendingClub	01/07/21	4,599	4,438	4,457
173715688, 17.24%, 01/13/26	LendingClub	01/13/21	9,073	8,755	8,663
174073400, 15.19%, 01/26/24	LendingClub	01/26/21	4,005	3,764	3,836
174167788, 13.24%, 02/01/24	LendingClub	02/01/21	5,006	4,706	4,784
182645812, 23.99%, 11/08/26 (b)	LendingClub	11/08/21	18,138	17,956	66
182823625, 28.99%, 11/18/26	LendingClub	11/18/21	6,592	6,460	6,255
182847100, 28.99%, 11/24/26	LendingClub	11/23/21	13,608	13,200	12,779
182926009, 25.99%, 11/18/26	LendingClub	11/12/21	9,861	9,565	9,279
183123528, 20.44%, 11/12/26	LendingClub	11/12/21	5,908	5,908	5,713
183167221, 28.99%, 11/16/26 (b)	LendingClub	11/16/21	9,052	8,690	1,057
183196256, 28.99%, 11/17/26	LendingClub	11/17/21	11,098	10,710	8,832
183289999, 28.99%, 11/19/26	LendingClub	11/19/21	5,493	5,410	5,235
183337972, 23.99%, 11/22/26	LendingClub	11/22/21	7,593	7,593	7,341
183380248, 16.99%, 11/24/26	LendingClub	11/23/21	1,595	1,587	1,551
183394979, 23.99%, 11/27/26 (b)	LendingClub	11/22/21	3,370	3,370	447
183489173, 23.99%, 11/24/26	LendingClub	11/24/21	18,079	18,079	17,505
183598008, 23.99%, 11/30/26	LendingClub	11/30/21	9,039	8,994	8,721
183657208, 28.99%, 12/09/26	LendingClub	12/09/21	15,227	14,770	14,279
183658618, 17.24%, 12/07/26	LendingClub	12/07/21	17,976	17,257	16,906
183694841, 28.99%, 12/18/26	LendingClub	12/09/21	18,653	18,093	17,538
183709052, 15.44%, 12/06/26	LendingClub	12/06/21	5,813	5,726	5,587
183714114, 15.44%, 12/06/26	LendingClub	12/06/21	12,967	12,773	12,463
183741816, 23.99%, 12/08/26	LendingClub	12/08/21	5,487	5,432	5,234

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
183757303, 23.99%, 12/16/26 (b)(c)	LendingClub	12/07/21	8,758	8,539	822
183839826, 18.49%, 12/07/26	LendingClub	12/07/21	13,527	13,325	12,901
183844896, 28.99%, 12/08/26	LendingClub	12/08/21	16,647	16,064	15,519
183878363, 16.49%, 12/24/26	LendingClub	12/07/21	3,513	3,513	3,431
183897668, 24.99%, 12/09/26	LendingClub	12/09/21	3,336	3,319	3,201
183918274, 21.49%, 01/31/25	LendingClub	12/14/21	8,800	8,712	8,478
183932613, 20.99%, 12/09/26	LendingClub	12/09/21	18,154	18,064	17,470
183940931, 14.19%, 12/09/26	LendingClub	12/09/21	8,911	8,911	8,718
183964825, 24.99%, 12/13/26	LendingClub	12/13/21	9,166	8,937	8,642
183982510, 15.19%, 12/10/26	LendingClub	12/10/21	7,146	7,110	6,934
184360530, 18.99%, 01/11/27 (b)	LendingClub	01/06/22	6,798	6,675	2,458
184568910, 18.99%, 01/01/27	LendingClub	12/31/21	18,290	17,868	17,281
184582862, 17.44%, 12/31/26	LendingClub	12/31/21	13,931	13,804	13,498
184595768, 18.49%, 12/30/26	LendingClub	12/30/21	9,018	9,018	8,762
184715908, 21.99%, 01/04/27	LendingClub	01/04/22	9,207	9,165	8,817
184719283, 14.19%, 01/15/27	LendingClub	01/04/22	4,905	4,839	4,749
184722604, 16.49%, 01/15/27	LendingClub	01/04/22	9,179	9,179	8,983
184755913, 21.99%, 08/06/27 (b)(c)	LendingClub	01/06/22	9,716	9,485	0
184921834, 20.49%, 01/11/27	LendingClub	01/11/22	9,177	9,177	8,877
186432035, 7.09%, 02/25/25	LendingClub	03/01/22	3,873	3,826	3,802
186491341, 8.79%, 03/01/25	LendingClub	03/03/22	6,915	6,800	6,757
187375805, 28.99%, 04/11/27	LendingClub	04/13/22	12,483	12,244	11,873
187522684, 7.09%, 04/16/25	LendingClub	04/05/22	3,138	3,098	3,084
187683541, 30.99%, 04/12/27	LendingClub	04/14/22	11,549	11,216	10,883
187697875, 12.49%, 03/29/25	LendingClub	03/31/22	6,426	6,369	6,272
187726663, 11.49%, 03/30/25	LendingClub	04/01/22	4,281	4,227	4,181
187789566, 8.79%, 03/31/25	LendingClub	04/04/22	2,127	2,109	2,095
188007866, 20.49%, 04/08/25	LendingClub	04/12/22	17,895	17,421	16,965
188138396, 30.99%, 04/12/27 (b)	LendingClub	04/14/22	14,555	14,066	5,489
188170710, 7.59%, 04/22/25	LendingClub	04/14/22	6,135	6,003	5,978
188218952, 30.99%, 04/12/27	LendingClub	04/14/22	9,624	9,532	9,240
191982264, 25.99%, 08/26/25	LendingClub	08/30/22	8,832	8,399	8,332
192151885, 18.49%, 08/30/25	LendingClub	09/01/22	1,566	1,551	1,539
192754897, 9.59%, 08/25/25	LendingClub	08/29/22	2,920	2,834	2,825
192772719, 10.79%, 08/31/25	LendingClub	09/02/22	1,952	1,914	1,907
192789429, 16.24%, 08/25/25	LendingClub	08/29/22	2,935	2,892	2,874
192828837, 23.99%, 08/31/25	LendingClub	09/02/22	5,881	5,562	5,515
192848472, 10.04%, 08/29/25	LendingClub	08/31/22	3,780	3,650	3,710
192855771, 14.24%, 09/01/25	LendingClub	09/06/22	8,500	8,250	8,219
192857598, 10.24%, 08/29/25	LendingClub	08/31/22	7,809	7,578	7,559
192883953, 7.59%, 08/26/25	LendingClub	08/30/22	13,652	13,253	13,232
192953015, 8.59%, 08/30/25	LendingClub	09/01/22	9,683	9,399	9,375
192956227, 9.59%, 08/30/25	LendingClub	09/01/22	9,076	8,765	8,733
192986022, 23.99%, 09/01/25	LendingClub	09/06/22	7,800	7,416	7,375
193070792, 12.44%, 09/02/25	LendingClub	09/07/22	6,000	5,853	5,832
193072701, 9.09%, 09/02/25	LendingClub	09/07/22	6,600	6,406	6,393
193076996, 9.34%, 09/02/25	LendingClub	09/07/22	4,000	3,882	3,875
193081080, 10.29%, 09/02/25	LendingClub	09/07/22	3,500	3,414	3,407
193131738, 10.29%, 09/06/25	LendingClub	09/08/22	1,875	1,857	1,852
193143602, 24.49%, 09/19/25	LendingClub	09/19/22	9,000	8,598	8,565
193192106, 12.49%, 09/06/25	LendingClub	09/08/22	2,200	2,168	2,160
193217338, 15.99%, 09/06/25	LendingClub	09/08/22	7,000	6,897	6,862
193273414, 9.34%, 09/12/25	LendingClub	09/14/22	3,500	3,448	3,442
193312242, 9.09%, 09/12/25	LendingClub	09/14/22	4,000	3,941	3,934
193340586, 15.49%, 09/19/25	LendingClub	09/19/22	1,500	1,485	1,479
193463279, 9.09%, 09/20/25	LendingClub	09/20/22	4,800	4,610	4,605
193503662, 18.49%, 09/19/25	LendingClub	09/19/22	4,833	4,618	4,612
193505022, 8.84%, 09/19/25	LendingClub	09/19/22	1,500	1,478	1,476
193517179, 9.59%, 09/19/25	LendingClub	09/19/22	6,600	6,338	6,332
193518701, 24.74%, 09/19/25	LendingClub	09/19/22	4,500	4,366	4,349
193542225, 9.84%, 09/19/25	LendingClub	09/19/22	2,500	2,426	2,423
193547190, 18.74%, 09/19/25	LendingClub	09/19/22	3,200	3,152	3,142

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
193550455, 18.24%, 09/20/25	LendingClub	09/20/22	16,000	15,762	15,714
193553167, 18.49%, 09/19/25	LendingClub	09/19/22	6,000	5,911	5,891
193553595, 12.49%, 09/20/25	LendingClub	09/20/22	7,500	7,165	7,154
193567947, 18.49%, 09/21/25	LendingClub	09/21/22	4,400	4,356	4,344
193575581, 12.09%, 09/19/25	LendingClub	09/19/22	10,000	9,901	9,881
193588330, 15.44%, 09/20/25	LendingClub	09/20/22	3,000	2,911	2,904
193618065, 23.49%, 09/21/25	LendingClub	09/21/22	11,000	10,727	10,691
193619319, 18.49%, 09/20/25	LendingClub	09/20/22	6,000	5,911	5,893
193620005, 11.49%, 09/20/25	LendingClub	09/20/22	2,000	1,970	1,968
193644144, 13.99%, 09/20/25	LendingClub	09/20/22	2,000	1,980	1,976
193806872, 18.49%, 09/30/25	LendingClub	09/30/22	5,000	4,800	4,800
193858687, 16.69%, 09/29/25	LendingClub	09/29/22	5,500	5,390	5,390
193907286, 30.99%, 09/29/25	LendingClub	09/29/22	1,000	955	955
193942727, 23.74%, 09/29/25	LendingClub	09/29/22	13,000	12,610	12,610
193947452, 18.49%, 09/30/25	LendingClub	09/30/22	3,500	3,465	3,465
193960159, 18.49%, 10/01/25	LendingClub	09/29/22	12,000	11,700	11,700
193979516, 15.99%, 09/29/25	LendingClub	09/29/22	6,600	6,501	6,501
193984683, 20.49%, 09/30/25	LendingClub	09/30/22	4,200	4,158	4,158
193997500, 15.99%, 09/30/25	LendingClub	09/30/22	5,000	4,950	4,950
163208217, 30.99%, 01/16/23	LendingClub	01/30/20	678	678	687
164014273, 26.99%, 01/17/23	LendingClub	01/30/20	1,807	1,807	1,817
164149433, 26.99%, 05/15/26 (b)	LendingClub	01/30/20	16,804	16,804	14,169
164176192, 29.96%, 01/27/23	LendingClub	01/30/20	822	822	836
164233307, 30.99%, 01/13/23	LendingClub	01/30/20	4,035	4,035	4,087
164363032, 29.41%, 01/16/23	LendingClub	01/30/20	1,904	1,904	1,932
164453124, 21.59%, 01/15/23	LendingClub	01/30/20	174	174	174
164549323, 25.21%, 01/25/23	LendingClub	01/30/20	994	994	1,001
164570836, 23.31%, 04/03/25	LendingClub	01/30/20	7,736	7,736	7,528
164606713, 22.33%, 01/23/23	LendingClub	01/30/20	1,244	1,244	1,244
164717993, 30.99%, 03/18/23	LendingClub	01/30/20	2,087	2,087	2,117
164756845, 21.59%, 01/13/23	LendingClub	01/30/20	1,453	1,453	1,451
164816754, 26.19%, 01/13/23	LendingClub	01/30/20	520	520	522
164848741, 30.99%, 01/14/23	LendingClub	01/30/20	968	968	981
164916212, 30.99%, 01/27/23	LendingClub	01/30/20	1,217	1,217	1,240
164951573, 21.59%, 01/15/23	LendingClub	01/30/20	291	291	290
165055308, 29.96%, 05/24/23 (b)	LendingClub	01/30/20	2,043	2,043	279
165446373, 17.29%, 02/03/23	LendingClub	01/30/20	1,282	1,282	1,275
183615887, 13.99%, 12/27/24	LendingClub	12/28/21	7,873	7,935	7,841
183691129, 18.49%, 12/27/24	LendingClub	12/28/21	8,791	8,859	8,750
183776530, 21.99%, 12/27/24	LendingClub	12/28/21	4,848	4,884	4,826
183824964, 28.24%, 12/27/26	LendingClub	12/28/21	6,529	6,583	6,541
183845635, 22.24%, 12/27/24	LendingClub	12/28/21	8,082	8,147	8,067
184176809, 26.74%, 12/27/26 (b)	LendingClub	12/28/21	11,273	11,376	2,305
184197962, 23.99%, 12/27/24	LendingClub	12/28/21	9,748	9,827	9,728
184199273, 30.99%, 12/30/26	LendingClub	12/28/21	17,700	17,865	17,492
184237668, 25.49%, 12/27/26	LendingClub	12/28/21	8,219	8,298	8,078
184303917, 13.99%, 12/27/24	LendingClub	12/28/21	4,244	4,277	4,223
184341030, 30.99%, 12/27/24	LendingClub	12/28/21	7,456	7,518	7,441
184361660, 28.49%, 12/27/24	LendingClub	12/28/21	2,469	2,489	2,457
184362215, 15.99%, 12/27/24	LendingClub	12/28/21	15,855	15,980	15,789
184370830, 17.99%, 12/27/24	LendingClub	12/28/21	4,263	4,289	4,242
184388558, 26.99%, 12/31/24	LendingClub	12/28/21	5,190	5,236	5,131
184397053, 30.99%, 12/27/26	LendingClub	12/28/21	13,930	14,060	13,847
184398398, 30.99%, 12/28/26 (b)(c)	LendingClub	12/28/21	7,831	7,904	730
184403525, 17.99%, 12/27/24	LendingClub	12/28/21	3,191	3,216	3,177
184406135, 30.99%, 12/27/26	LendingClub	12/28/21	8,695	8,782	8,555
184414413, 15.74%, 12/27/24	LendingClub	12/28/21	3,802	3,832	3,786
184416777, 24.99%, 12/27/24	LendingClub	12/28/21	2,342	2,361	2,329
184417758, 30.49%, 12/27/24	LendingClub	12/28/21	2,482	2,503	2,477

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
184429316, 28.49%, 12/27/24	LendingClub	12/28/21	1,267	1,275	1,256
184430130, 30.99%, 12/27/26	LendingClub	12/28/21	9,288	9,374	9,205
184447010, 28.99%, 12/27/26	LendingClub	12/28/21	6,659	6,720	6,670
184450399, 30.99%, 12/31/24	LendingClub	12/28/21	4,991	5,028	4,938
184455585, 17.99%, 12/27/24	LendingClub	12/28/21	1,595	1,608	1,588
184459335, 19.99%, 12/27/24	LendingClub	12/28/21	19,265	19,419	19,143
184460455, 30.99%, 12/27/26 (b)	LendingClub	12/28/21	10,406	10,502	2,161
184463310, 26.49%, 12/27/24	LendingClub	12/28/21	7,446	7,507	7,415
184463486, 30.99%, 12/27/24	LendingClub	12/28/21	5,923	5,968	5,874
184463650, 15.74%, 12/27/24	LendingClub	12/28/21	6,337	6,387	6,311
184463700, 18.99%, 01/18/27	LendingClub	01/20/22	4,935	4,935	4,811
184464380, 30.99%, 12/27/26	LendingClub	12/28/21	19,096	19,284	18,725
184466611, 21.99%, 12/27/26	LendingClub	12/28/21	22,750	22,957	22,492
184467082, 20.99%, 12/27/24	LendingClub	12/28/21	4,026	4,058	4,000
184467823, 17.99%, 12/27/24	LendingClub	12/28/21	15,955	16,082	15,886
184469051, 26.99%, 12/27/24	LendingClub	12/28/21	5,244	5,287	5,222
184470793, 27.99%, 12/27/24 (b)	LendingClub	12/28/21	10,544	10,631	1,303
184471643, 30.99%, 12/27/26	LendingClub	12/28/21	14,314	14,440	14,146
184472663, 27.49%, 12/27/26	LendingClub	12/28/21	1,349	1,361	1,336
184473552, 17.49%, 12/27/24	LendingClub	12/28/21	9,558	9,634	9,517
184474636, 24.99%, 12/30/24	LendingClub	12/28/21	3,144	3,164	3,114
184475340, 30.99%, 12/27/24	LendingClub	12/28/21	2,055	2,072	2,013
184476554, 30.99%, 12/27/24	LendingClub	12/28/21	3,729	3,760	3,702
184477367, 30.99%, 12/27/26	LendingClub	12/28/21	4,643	4,685	4,616
184477733, 30.99%, 12/27/24 (b)	LendingClub	12/28/21	4,350	4,386	4,313
184481397, 28.99%, 12/27/24	LendingClub	12/28/21	8,240	8,307	8,202
184487239, 19.99%, 12/27/24	LendingClub	12/28/21	4,011	4,041	3,986
184487535, 24.99%, 12/27/24	LendingClub	12/28/21	4,887	4,927	4,868
184519976, 30.99%, 01/18/27	LendingClub	01/20/22	5,625	5,625	5,503
184784913, 27.99%, 01/18/25	LendingClub	01/20/22	2,024	2,024	1,987
185049440, 23.99%, 01/18/25	LendingClub	01/20/22	835	835	823
185101413, 29.74%, 01/18/27 (b)(c)	LendingClub	01/20/22	4,925	4,925	462
185170623, 16.99%, 01/18/25	LendingClub	01/20/22	7,865	7,865	7,755
185181915, 16.99%, 01/31/24	LendingClub	01/20/22	4,597	4,597	4,539
185204609, 24.99%, 01/30/25	LendingClub	01/20/22	1,268	1,268	1,241
185209914, 23.99%, 01/18/25	LendingClub	01/20/22	2,087	2,087	2,057
185219366, 22.99%, 01/18/25 (b)(c)	LendingClub	01/20/22	9,402	9,402	0
185223458, 18.49%, 01/18/27 (b)	LendingClub	01/20/22	9,359	9,359	1,703
185224281, 19.99%, 01/31/25	LendingClub	01/20/22	10,568	10,568	3,973
185231280, 17.99%, 01/18/25 (b)(c)	LendingClub	01/20/22	4,678	4,678	59
185338159, 29.49%, 02/11/25	LendingClub	02/15/22	13,010	13,010	12,726
185347789, 30.49%, 02/11/26	LendingClub	02/15/22	4,589	4,589	4,467
185399718, 30.99%, 02/11/25	LendingClub	02/15/22	8,295	8,295	8,108
185439817, 26.99%, 02/11/25	LendingClub	02/15/22	3,106	3,106	3,042
185468119, 22.99%, 02/11/25	LendingClub	02/15/22	3,420	3,420	3,365
185509674, 29.74%, 02/26/25	LendingClub	02/15/22	13,232	13,232	13,005
185561544, 30.99%, 02/11/27	LendingClub	02/15/22	18,867	18,867	18,388
185689040, 30.99%, 02/11/25	LendingClub	02/15/22	1,914	1,914	1,872
185735111, 21.49%, 02/11/27	LendingClub	02/15/22	22,330	22,330	21,849
185809208, 30.99%, 02/11/26	LendingClub	02/15/22	4,145	4,146	4,032
185921909, 30.99%, 02/11/25	LendingClub	02/15/22	11,311	11,311	11,061
185927616, 28.99%, 02/14/25	LendingClub	02/16/22	866	866	849
185998007, 22.74%, 02/25/25	LendingClub	02/15/22	863	863	852
186023602, 21.99%, 02/11/27	LendingClub	02/15/22	23,282	23,282	22,746
186064191, 15.99%, 02/26/24	LendingClub	02/15/22	3,727	3,727	3,690
186066793, 30.99%, 02/11/25	LendingClub	02/15/22	4,350	4,350	4,254
186071477, 28.99%, 02/11/25	LendingClub	02/15/22	2,599	2,599	2,545
186090313, 30.99%, 02/12/25	LendingClub	02/15/22	4,880	4,880	4,759

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
186105067, 20.49%, 02/11/25	LendingClub	02/15/22	2,210	2,210	2,172
186112970, 30.99%, 02/11/27	LendingClub	02/15/22	11,352	11,352	11,080
186112971, 17.99%, 02/11/25 (b)	LendingClub	02/15/22	2,687	2,687	475
186118303, 24.99%, 02/11/25	LendingClub	02/15/22	3,436	3,436	3,368
186126706, 30.99%, 02/15/27	LendingClub	02/15/22	8,617	8,617	8,406
186132867, 30.99%, 02/11/25 (b)	LendingClub	02/15/22	2,841	2,841	0
186132922, 12.54%, 02/15/25	LendingClub	02/15/22	8,352	8,352	8,246
186134274, 17.99%, 02/20/25	LendingClub	02/15/22	6,075	6,075	6,001
186136649, 30.99%, 02/11/25 (b)	LendingClub	02/15/22	3,410	3,410	0
186136774, 19.99%, 02/16/25	LendingClub	02/15/22	5,965	5,965	5,869
186136784, 15.74%, 02/11/25	LendingClub	02/15/22	5,724	5,724	5,641
186141899, 24.99%, 02/11/25 (b)(c)	LendingClub	02/15/22	3,434	3,434	324
186142053, 25.49%, 02/11/27	LendingClub	02/15/22	14,997	14,997	14,579
186143344, 26.49%, 02/11/26	LendingClub	02/15/22	9,473	9,473	9,197
186144954, 28.49%, 02/11/27	LendingClub	02/15/22	16,959	16,959	16,696
186149058, 30.99%, 02/11/25	LendingClub	02/15/22	1,740	1,740	1,702
186150988, 30.49%, 02/11/25 (b)(c)	LendingClub	02/15/22	24,567	24,567	2,314
186152115, 15.99%, 02/11/25	LendingClub	02/15/22	4,205	4,205	4,146
186152464, 30.99%, 02/17/27	LendingClub	02/15/22	11,757	11,757	11,489
186152678, 24.99%, 02/11/25	LendingClub	02/15/22	3,350	3,350	3,284
186153496, 30.99%, 02/11/27	LendingClub	02/15/22	14,190	14,190	13,850
186155024, 18.99%, 02/11/25	LendingClub	02/15/22	3,048	3,048	3,004
186155205, 18.74%, 02/11/27	LendingClub	02/15/22	5,552	5,552	5,420
186155341, 15.49%, 02/15/25	LendingClub	02/15/22	2,945	2,945	2,907
186156211, 30.99%, 02/11/27	LendingClub	02/15/22	17,028	17,028	16,620
186157752, 30.99%, 02/11/27 (b)(c)	LendingClub	02/15/22	11,826	11,826	582
186158108, 15.99%, 02/16/25	LendingClub	02/15/22	5,060	5,060	4,996
186158605, 30.99%, 02/15/25	LendingClub	02/15/22	11,363	11,363	11,099
186158727, 17.99%, 02/26/25	LendingClub	02/15/22	4,266	4,266	4,219
186160312, 24.99%, 02/11/25	LendingClub	02/15/22	12,884	12,884	12,632
186165090, 15.99%, 02/11/25	LendingClub	02/15/22	5,046	5,046	4,977
186165112, 28.99%, 02/16/25	LendingClub	02/15/22	4,392	4,392	4,302
186165332, 30.99%, 02/11/27	LendingClub	02/15/22	4,730	4,730	4,617
186170176, 13.99%, 02/11/25 (b)	LendingClub	02/15/22	9,301	9,301	1,131
187766775, 30.99%, 04/11/25	LendingClub	04/13/22	5,003	5,048	4,909
187784900, 15.54%, 04/11/27	LendingClub	04/13/22	7,543	7,614	7,456
187860335, 28.49%, 04/11/25	LendingClub	04/13/22	8,508	8,582	8,336
187887928, 22.49%, 04/20/25	LendingClub	04/22/22	3,421	3,451	3,391
187887993, 30.99%, 04/11/25	LendingClub	04/13/22	5,458	5,506	5,355
187899884, 27.99%, 04/11/25	LendingClub	04/13/22	13,583	13,704	13,376
187944914, 19.99%, 04/11/25	LendingClub	04/13/22	398	401	396
187989828, 30.99%, 04/20/27	LendingClub	04/13/22	14,902	15,050	12,795
188051774, 22.99%, 04/11/25	LendingClub	04/13/22	898	906	889
188053108, 15.49%, 04/26/24	LendingClub	04/13/22	6,055	6,104	6,062
188078858, 17.99%, 04/11/25	LendingClub	04/13/22	5,348	5,394	5,325
188081773, 16.49%, 04/11/25	LendingClub	04/13/22	1,777	1,793	1,768
188082582, 30.99%, 04/25/25 (b)	LendingClub	04/13/22	4,054	4,091	834
188083049, 24.49%, 04/11/27 (b)	LendingClub	04/13/22	6,943	7,008	2,791
188083850, 23.49%, 04/15/25	LendingClub	04/13/22	9,922	10,010	9,835
188085005, 15.99%, 04/16/25	LendingClub	04/13/22	22,252	22,447	22,181
188085440, 23.49%, 04/11/25	LendingClub	04/13/22	7,779	7,847	7,687
188086896, 30.99%, 04/11/25	LendingClub	04/13/22	2,706	2,730	2,643
188087040, 29.74%, 04/16/25	LendingClub	04/13/22	1,761	1,777	1,730
188087478, 23.24%, 04/11/25	LendingClub	04/13/22	5,393	5,441	5,338
188087681, 30.49%, 04/11/25 (b)	LendingClub	04/13/22	5,568	5,618	2,288
188088747, 20.49%, 04/11/25	LendingClub	04/13/22	8,142	8,214	8,068
188088983, 26.99%, 04/25/24	LendingClub	04/13/22	8,447	8,517	8,353
188089525, 25.99%, 04/11/25	LendingClub	04/13/22	13,541	13,661	13,352

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
188089558, 28.49%, 04/11/25	LendingClub	04/13/22	1,087	1,097	1,071
188089781, 28.49%, 04/16/25 (b)	LendingClub	04/13/22	4,839	4,883	591
188090337, 23.49%, 04/26/27	LendingClub	04/13/22	7,226	7,296	7,197
188090472, 24.99%, 04/11/25	LendingClub	04/13/22	1,622	1,637	1,600
188090767, 30.99%, 04/20/27	LendingClub	04/13/22	5,826	5,884	5,741
188091239, 30.99%, 04/11/27	LendingClub	04/13/22	14,436	14,574	14,164
188091311, 20.49%, 05/28/25	LendingClub	04/13/22	3,458	3,489	3,440
188092145, 28.99%, 04/11/25	LendingClub	04/13/22	4,530	4,570	4,460
188092760, 17.99%, 04/11/25	LendingClub	04/13/22	3,564	3,595	3,544
188094202, 26.24%, 04/11/25	LendingClub	04/13/22	1,803	1,819	1,778
188094205, 19.99%, 04/11/25	LendingClub	04/13/22	3,397	3,427	3,363
188094215, 27.99%, 04/15/25	LendingClub	04/13/22	6,361	6,418	6,274
188096188, 30.99%, 04/12/27	LendingClub	04/14/22	9,153	9,241	8,978
188096691, 30.99%, 04/25/25	LendingClub	04/13/22	1,809	1,820	1,785
188097398, 17.49%, 04/11/25	LendingClub	04/13/22	1,786	1,801	1,779
188097672, 15.99%, 04/11/24	LendingClub	04/13/22	2,043	2,059	2,032
188099700, 15.74%, 04/17/25	LendingClub	04/13/22	5,339	5,386	5,323
188100809, 20.99%, 04/11/27	LendingClub	04/13/22	4,943	4,989	4,885
188101947, 22.99%, 04/11/25	LendingClub	04/13/22	1,348	1,360	1,334
188103138, 30.99%, 04/19/25	LendingClub	04/13/22	10,721	10,817	10,555
188103170, 30.99%, 04/22/25	LendingClub	04/13/22	12,857	12,974	12,680
188103172, 25.49%, 04/20/25	LendingClub	04/13/22	4,541	4,581	4,492
188103493, 24.99%, 04/11/25	LendingClub	04/13/22	4,507	4,547	4,444
188108259, 21.49%, 04/11/27	LendingClub	04/13/22	7,134	7,201	7,051
188108404, 19.49%, 04/11/25	LendingClub	04/13/22	5,360	5,407	5,311
188112597, 17.74%, 04/22/25	LendingClub	04/13/22	6,275	6,330	6,261
188112793, 20.49%, 04/13/25	LendingClub	04/13/22	17,920	18,078	17,786
188114972, 30.99%, 04/11/25	LendingClub	04/13/22	3,184	3,212	3,124
188116962, 30.99%, 04/11/27	LendingClub	04/13/22	11,549	11,659	11,331
188117634, 25.49%, 04/20/27	LendingClub	04/13/22	6,743	6,804	6,667
188119794, 23.99%, 04/11/25	LendingClub	04/13/22	13,498	13,618	13,361
188121795, 28.99%, 04/11/25 (b)	LendingClub	04/13/22	6,485	6,543	2,560
188123133, 30.99%, 04/19/27	LendingClub	04/13/22	9,308	9,397	9,165
188123577, 15.00%, 11/26/27	LendingClub	04/13/22	4,873	4,918	2,631
188123711, 28.99%, 04/11/25 (b)	LendingClub	04/13/22	7,269	7,334	0
188124880, 30.99%, 04/11/25	LendingClub	04/13/22	2,270	2,293	2,228
188125305, 19.99%, 04/11/25	LendingClub	04/13/22	2,682	2,706	2,658
188125693, 15.99%, 04/11/25	LendingClub	04/13/22	3,108	3,135	3,091
188129556, 30.99%, 04/11/27	LendingClub	04/13/22	4,812	4,858	4,721
160708165, 16.12%, 11/15/24	LendingClub	02/19/20	7,963	7,485	7,685
161523634, 17.74%, 11/08/22	LendingClub	03/04/20	987	931	986
161657418, 18.62%, 11/12/24	LendingClub	02/19/20	8,206	7,591	7,958
161704640, 18.62%, 11/12/24	LendingClub	02/20/20	10,938	10,008	10,607
161741565, 16.95%, 11/15/24	LendingClub	02/19/20	10,741	10,151	10,365
161908462, 17.74%, 11/15/24	LendingClub	02/19/20	8,127	7,639	7,842
163899498, 11.71%, 12/31/22	LendingClub	01/16/20	485	483	482
164519373, 7.56%, 01/28/23	LendingClub	05/22/20	1,471	1,368	1,467
164938162, 14.30%, 01/28/25	LendingClub	02/13/20	7,072	6,771	6,757
165603303, 20.55%, 02/04/25	LendingClub	02/14/20	247	233	244
165836621, 8.81%, 02/10/23	LendingClub	05/04/20	2,825	2,599	2,809
166595031, 17.74%, 02/18/23	LendingClub	07/24/20	346	315	343
166633377, 13.08%, 04/27/23	LendingClub	09/09/20	2,269	1,781	2,241
167094451, 14.30%, 04/24/23	LendingClub	07/28/20	2,299	2,029	2,267
167190347, 13.08%, 02/24/23	LendingClub	07/27/20	634	583	630
167369199, 25.65%, 04/15/23 (b)(c)	LendingClub	07/24/20	3,307	2,786	157
167374459, 15.24%, 02/26/23	LendingClub	09/02/20	250	225	249
167464521, 11.71%, 02/27/23	LendingClub	09/02/20	2,410	2,157	2,397
167523901, 16.95%, 03/09/23	LendingClub	09/02/20	1,221	1,081	1,211

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
167669367, 17.74%, 03/29/23	LendingClub	07/24/20	1,384	1,218	1,378
167903543, 7.02%, 03/06/23	LendingClub	06/15/20	908	821	902
167918460, 7.56%, 08/06/23	LendingClub	09/30/20	5,410	5,220	5,327
168129697, 10.33%, 06/10/23	LendingClub	09/09/20	1,619	1,255	1,593
168130519, 13.08%, 03/23/23	LendingClub	07/24/20	704	643	697
168132569, 17.74%, 04/15/23	LendingClub	10/19/20	1,564	1,470	1,543
168172636, 18.62%, 04/14/23	LendingClub	10/15/20	2,041	1,878	2,021
168173979, 15.24%, 08/13/23	LendingClub	09/28/20	5,131	3,771	4,542
168183156, 7.56%, 03/11/23	LendingClub	06/12/20	1,151	1,070	1,144
168200504, 6.46%, 03/21/23	LendingClub	06/12/20	1,729	1,608	1,718
168220915, 20.55%, 04/14/25	LendingClub	10/07/20	13,626	12,536	13,151
168306633, 8.81%, 03/16/23	LendingClub	06/15/20	1,640	1,517	1,631
168345597, 14.30%, 03/17/23	LendingClub	07/28/20	789	699	784
168365641, 8.81%, 03/16/23	LendingClub	07/24/20	1,855	1,725	1,844
168556628, 23.05%, 03/23/23	LendingClub	07/27/20	666	540	663
168602126, 14.30%, 04/14/23	LendingClub	10/29/20	2,435	2,301	2,411
168607697, 17.74%, 04/27/23	LendingClub	10/22/20	1,430	1,344	1,412
168615219, 16.95%, 04/15/23	LendingClub	10/20/20	2,005	1,885	1,981
168652487, 14.30%, 04/14/23	LendingClub	10/19/20	2,750	2,613	2,726
168657591, 18.62%, 03/27/23	LendingClub	10/19/20	622	566	619
Total Whole Loans				2,406,482	2,138,029

BRIDGE LOANS - 43.2%
Real Estate Loans - 43.2% (a)(d)
39301, 9.50%, 11/26/22	Fund That Flip	03/31/21	50,000	50,000	48,706
39333, 8.50%, 05/01/23	Fund That Flip	08/31/21	17,801	17,801	17,552
40671, 8.75%, 09/19/22 (b)	Fund That Flip	03/29/21	50,000	50,000	46,272
40785, 8.25%, 05/25/22 (b)	Fund That Flip	03/29/21	50,000	50,000	46,637
41159, 8.50%, 12/11/22 (b)	Fund That Flip	03/29/21	58,000	58,000	57,726
41250, 10.00%, 10/27/21 (b)	Fund That Flip	07/19/21	40,000	40,000	38,495
41289, 8.50%, 12/22/22	Fund That Flip	03/29/21	50,000	50,000	48,913
41515, 9.25%, 09/23/22	Fund That Flip	08/16/21	4,350	4,350	4,239
41663, 9.50%, 04/02/22 (b)	Fund That Flip	04/06/21	30,000	30,000	27,753
41710, 9.25%, 04/15/22 (b)	Fund That Flip	04/22/21	35,000	35,000	32,473
41711, 9.50%, 04/02/22 (b)	Fund That Flip	04/06/21	30,000	30,000	27,752
41923, 10.00%, 12/10/21 (b)	Fund That Flip	07/19/21	40,000	40,000	37,823
42127, 8.75%, 04/30/22 (b)	Fund That Flip	05/06/21	30,000	30,000	29,696
42375, 9.00%, 10/15/22	Fund That Flip	09/30/21	30,000	30,000	29,258
43347, 8.75%, 08/03/22 (b)	Fund That Flip	08/16/21	30,000	30,000	27,927
44866, 8.50%, 11/10/22	Fund That Flip	12/09/21	45,000	45,000	44,078
45227, 9.00%, 09/21/22 (b)	Fund That Flip	10/13/21	50,000	50,000	46,534
56212, 9.00%, 01/21/23	Fund That Flip	02/24/22	40,000	40,000	39,365
56260, 8.50%, 07/20/22 (b)	Fund That Flip	02/24/22	40,000	40,000	40,447
57895, 9.50%, 04/07/23	Fund That Flip	07/12/22	50,000	50,000	49,684
57920, 8.75%, 12/21/22	Fund That Flip	04/12/22	50,000	50,000	49,236
58234, 9.00%, 12/16/22	Fund That Flip	08/04/22	50,000	50,000	49,618
59145, 9.75%, 02/03/23	Fund That Flip	07/12/22	38,000	38,000	37,681
59261, 9.75%, 11/12/22	Fund That Flip	08/19/22	50,000	50,000	49,602
60198, 9.50%, 10/15/22	Fund That Flip	08/04/22	50,000	50,000	49,406
60352, 8.75%, 12/22/22	Fund That Flip	07/12/22	50,000	50,000	49,508
61663, 9.00%, 07/08/23	Fund That Flip	08/04/22	25,000	25,000	24,903
62539, 9.25%, 12/24/22	Fund That Flip	08/04/22	50,000	50,000	49,588
62634, 9.50%, 04/20/23	Fund That Flip	08/04/22	50,000	50,000	49,730
62862, 10.25%, 05/02/23	Fund That Flip	08/19/22	50,000	50,000	49,792
184333436, 9.00%, 01/01/21 (b)	Patch of Land	01/02/20	25,000	25,000	21,015
184333602, 9.00%, 01/01/21 (b)	Patch of Land	01/16/20	25,000	25,000	21,019
184333907, 8.75%, 02/01/21 (b)	Patch of Land	02/10/20	20,000	20,000	17,804
184333908, 9.00%, 02/01/21 (b)	Patch of Land	02/10/20	15,000	15,000	12,265
184333924, 9.20%, 02/01/21 (b)	Patch of Land	02/11/20	25,000	25,000	22,087
184333926, 9.20%, 02/01/21 (b)	Patch of Land	02/11/20	25,000	25,000	20,330
184333968, 9.20%, 02/01/21 (b)	Patch of Land	02/14/20	25,000	25,000	20,330
184335020, 9.20%, 02/01/21 (b)	Patch of Land	01/04/21	10,000	10,000	8,908

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
17406, 11.00%, 12/31/22 (b)	Sharestates	01/02/20	25,000	25,000	24,432
17409, 10.00%, 12/31/22	Sharestates	01/02/20	25,000	25,000	24,862
17920, 8.00%, 10/31/22	Sharestates	02/11/20	25,000	25,000	24,874
18070, 8.75%, 10/31/22	Sharestates	02/24/20	30,000	30,000	29,820
18833, 8.75%, 12/31/22	Sharestates	07/17/20	25,000	25,000	24,915
19234, 9.50%, 05/31/21 (b)	Sharestates	11/20/20	30,000	30,000	25,232
19238, 10.00%, 05/31/21 (b)	Sharestates	11/24/20	30,000	30,000	25,173
19434, 9.00%, 07/31/22 (b)	Sharestates	01/19/21	20,000	20,000	18,523
19675, 9.25%, 01/31/22 (b)	Sharestates	03/09/21	31,000	31,000	28,054
19681, 8.75%, 06/30/22 (b)	Sharestates	03/12/21	23,000	23,000	21,967
19682, 8.75%, 04/30/22 (b)	Sharestates	03/12/21	40,000	40,000	36,133
19684, 10.50%, 05/31/22 (b)	Sharestates	03/12/21	45,000	45,000	40,130
19711, 11.00%, 06/30/22 (b)	Sharestates	03/17/21	40,000	40,000	35,551
20164, 10.00%, 11/30/22	Sharestates	06/24/21	15,000	15,000	14,908
20208, 10.00%, 04/30/23	Sharestates	06/29/21	35,000	35,000	34,960
20347, 9.00%, 11/30/22	Sharestates	07/30/21	35,000	35,000	34,801
20403, 9.00%, 02/28/23	Sharestates	08/20/21	29,000	29,000	28,891
20454, 9.50%, 08/31/22 (b)	Sharestates	09/07/21	50,000	50,000	43,856
20636, 9.50%, 09/30/22 (b)	Sharestates	10/01/21	30,000	30,000	29,692
20681, 9.00%, 10/31/22	Sharestates	10/14/21	35,000	35,000	34,775
20890, 8.25%, 09/30/22 (b)	Sharestates	12/03/21	50,000	50,000	49,650
20909, 8.50%, 02/28/23	Sharestates	12/09/21	40,000	40,000	39,881
21603, 10.50%, 05/31/23	Sharestates	05/18/22	50,000	50,000	49,858
21718, 11.00%, 06/30/23	Sharestates	06/06/22	50,000	50,000	49,850
21723, 11.00%, 05/31/23	Sharestates	06/06/22	50,000	50,000	49,838
21998, 10.15%, 07/31/23	Sharestates	08/19/22	50,000	50,000	49,948
22008, 11.00%, 08/31/23	Sharestates	08/22/22	50,000	50,000	49,941
22090, 10.00%, 11/30/22	Sharestates	09/09/22	7,000	7,000	7,032
Total Bridge Loans				2,368,151	2,271,699

Total Investments - 83.9%				4,774,633	4,409,728

Other Assets in Excess of Liabilities - 16.1%					844,659

TOTAL NET ASSETS - 100.0%					$5,254,387

(a)	Fair valued by a third party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the “Advisor”) pursuant to policies approved by the Board of Trustees of the Fund.

(b)	Past-due loan.

(c)	Non-income producing.

(d)	Short-term loans backed by single-family, multi-family and commercial properties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of AlphaCentric Prime Meridian Income Fund

Opinion on the Schedule of Investments

We have audited the accompanying statement of assets and liabilities, including the condensed schedule of investments, of AlphaCentric Prime Meridian Income Fund (the “Fund”) and the schedule of investments (included in Item 6 of Form N-CSR) as of September 30, 2022, the related statements of operations, cash flows, and changes in net assets, the related notes, and the financial highlights for the year then ended (included in Item 1 of Form N-CRS) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations and its cash flows, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the periods ended September 30, 2021, and prior, were audited by other auditors whose report dated November 23, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodians and lending platforms. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by AlphaCentric Advisors LLC since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 9, 2022

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the AlphaCentric Prime Meridian Income Fund (“Fund”), which delegate the responsibility for voting proxies to the AlphaCentric Advisors LLC (“Advisor”) or its designee, subject to the Board’s continuing oversight. The Policies require that the Advisor or its designee vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Advisor has delegated proxy voting duties to the Prime Meridian Capital Management, LLC (“Prime Meridian” or “Sub-Advisor”).

AlphaCentric Prime Meridian Income Fund

Proxy Voting Policy

Policy: Pursuant to rules established by the SEC under the 1940 Act the Board of Trustees of the AlphaCentric Prime Meridian Income Fund (the “Trust” or the “Fund”) has adopted the following amended formal, written guidelines for proxy voting by the Trust. The Board of Trustees of the Trust oversees voting policies and decisions for the Trust.

The Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of trustees to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board of Trustees of the Trust believes that the Fund’s investment adviser, or sub-adviser, if applicable, which selects the individual companies that are part of the Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes. Therefore, the Trust defers to and relies on the Fund’s investment advisers or sub-advisers, as appropriate, to make decisions on casting proxy votes or delegating this responsibility.

In some instances, an adviser (or sub-adviser) may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the adviser (or sub-adviser) or an affiliated person of the adviser (or sub-adviser). In such a case, the adviser (or sub-adviser) is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. The adviser (or sub-adviser) shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the advisers (or sub-adviser’s) proxy voting policies. The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the adviser (or sub-adviser), is most consistent with the adviser’s (or sub-adviser’s) proxy voting policies and in the best interests of Fund shareholders. When the Board of Trustees is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon, shall be permitted to participate in the decision of how the Fund’s vote will be cast.

A copy of these Proxy Voting Policies and Procedures are available, without charge, upon request, by calling the Trust’s toll-free telephone number at (888)910-0412 and on the SEC’s website at http://www.sec.gov. The Trust will send a copy of the Trust’s Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery. In addition, information regarding the Fund’s proxy voting record during the most recent 12-month period ended June 30 is available at no charge, upon request, by calling (888)910-0412. The information is also available on the SEC’s website at http://www.sec.gov.

Responsible Party/Procedures: Chief Compliance Officer/Administrator

Approved:     Frederick Schmidt

Date:       07-20-2018

09-14-2021

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager

Mr. Davis has been a Principal and Portfolio Manager of Prime Meridian since 2012, and serves as the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. As a seasoned industry veteran and skilled portfolio manager, Mr. Davis applies his knowledge, conservative management principles, and hands on expertise to the day-to-day management of private funds advised by Prime Meridian. Mr. Davis has also been a principal of Novus Investments, LLC, a boutique alternative investment management firm since 2004, and was previously the #1 ranked futures trader in the U.S. for performance over both a 5 and a 7 year period. Mr. Davis is also a recognized speaker in the marketplace lending institutional investing space featured at: Bloomberg, LendIt, Wall Street Journal, China Credit Conference, American Bankers Association, Forbes, IMN, and LendAcademy.

Compensation of Portfolio Manager

Prime Meridian is paid by the Advisor, not the Fund. The portfolio manager receives a salary plus a bonus based on the profits of Prime Meridian.

Portfolio Manager Ownership of Fund Shares

As of September 30, 2022, Mr. Davis owned Fund shares with a value of $500,001-$1,000,000.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

With respect to securities transactions for the Fund, the Advisor or Sub-Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

The appearance of a conflict of interest may arise where the Advisor or Sub-Advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts. One of the portfolio manager’s numerous responsibilities is to assist in the sale of Fund shares. Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

The Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Fund may invest in affiliated funds advised by the Advisor. The Advisor is subject to conflicts of interest in allocating a Fund’s assets among the affiliated funds. The Advisor will receive more revenue when it selects an affiliated fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. This conflict may provide an incentive for the Advisor to invest Fund assets in affiliated funds that perform less well than unaffiliated funds. The Advisor may have an incentive to allocate the Fund’s assets to those affiliated funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other affiliated funds.

The Advisor, Sub-Advisor and the Fund have each adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Other Accounts Managed

As of September 30, 2022, the portfolio manager of the Fund was responsible for the management of the following other accounts (in addition to the Fund):

Portfolio Manager	Registered Investment Companies (other than the Fund)	Registered Investment Companies Subject to Performance- Based Advisory Fees	Other Pooled Investment Vehicles	Other Pooled Investment Vehicles Subject to Performance-Based Advisory Fees	Other Accounts	Other Accounts Subject to Performance- Based Advisory Fees
Don Davis	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 6 Assets: $227,523,066	Number: 0 Assets: $0	Number: 0 Assets: $0

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 04/01/22-04/30/22	0	$0	0	$0
Month #2* 05/01/22-05/31/22	0	$0	0	$266,377
Month #3 06/01/22-06/30/22	0	$0	0	$0
Month #4 07/01/22-07/31/22	0	$0	0	$0
Month #5** 08/01/22-08/31/22	0	$0	0	$0
Month #6 09/01/22-09/30/22	0	$0	0	$266,092
Total	0	$0	0	$532,469

*	The Fund issued a repurchase offer on May 9, 2022. The repurchase offer enabled up to 27,690 shares to be redeemed by shareholders. No shares were repurchased or paid out. The repurchase offer expired on June 3, 2022.

**	The Fund issued a repurchase offer on August 8, 2022. The repurchase offer enabled up to 28,798 shares to be redeemed by shareholders. No shares were repurchased or paid out. The repurchase offer expired on September 2, 2022.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed December 10, 2020.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. None.

(4) Change in the registrant’s independent public accountant. Filed herewith.

Deloitte & Touche LLP (“Deloitte”) served as the independent registered public accounting firm for the Fund to audit the financial statements for the fiscal year ended September 30, 2021.

The Board engaged Cohen & Company Ltd. (“Cohen”) on December 21, 2021 to audit the Fund’s financial statements for the fiscal year ended September 30, 2022.

The report of Deloitte on the financial statements for the fiscal year ended September 30, 2021 and for the period December 31, 2019 through September 30, 2020, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with the audit for the fiscal year ended September 30, 2021, there have been no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte would have caused them to make reference thereto in their report on the financial statements.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AlphaCentric Prime Meridian Income Fund

By:	/s/ George F. Amrhein, Jr.
George F. Amrhein, Jr., President
(Principal Executive Officer)

Date:	12/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George F. Amrhein, Jr.
George F. Amrhein, Jr., President
(Principal Executive Officer)

Date:	12/8/2022

By:	/s/ Rocco DiBenedetto
Rocco DiBenedetto, Treasurer
(Principal Financial Officer)

Date:	12/8/2022